Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,163	$ 998	$ 1,012
Unfavourable changes reflected in profit or loss	(1,162)	(1,014)	(1,034)
Favourable changes recognized in OCI	142	105	113
Unfavourable changes recognized in OCI	$ (143)	$ (104)	$ (112)
Confidence level	95.00%